World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	824,075,705.94	46,097
Yield Supplement Overcollateralization Amount at 04/30/14	18,525,085.13	0
Receivables Balance at 04/30/14	842,600,791.07	46,097
Principal Payments	27,540,225.85	942
Defaulted Receivables	365,135.70	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	17,716,752.23	0
Pool Balance at 05/31/14	796,978,677.29	45,142

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Delinquent Receivables:
Past Due 31-60 days	4,909,274.80	292
Past Due 61-90 days	902,537.33	48
Past Due 91 + days	332,994.14	14
Total	6,144,806.27	354

Total 31+ Delinquent as % Ending Pool Balance	0.77%

Recoveries	236,389.73

Aggregate Net Losses/(Gains) - May 2014	128,745.97

Overcollateralization Target Amount	35,864,040.48
Actual Overcollateralization	25,413,676.66

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	4.97%
Weighted Average Remaining Term	60.14

Flow of Funds	$ Amount

Collections	30,468,701.09
Advances	18,225.52
Investment Earnings on Cash Accounts	1,898.77
Servicing Fee	(702,167.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,786,658.05

Distributions of Available Funds
(1) Class A Interest	453,531.20
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	3,892,735.19
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,413,676.66
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,786,658.05

Servicing Fee	702,167.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 05/15/14	800,871,412.48
Principal Paid	29,306,411.85
Note Balance @ 06/16/14	771,565,000.63

Class A-1
Note Balance @ 05/15/14	166,721,412.48
Principal Paid	29,306,411.85
Note Balance @ 06/16/14	137,415,000.63
Note Factor @ 06/16/14	63.9139538%

Class A-2
Note Balance @ 05/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	257,000,000.00
Note Factor @ 06/16/14	100.0000000%

Class A-3
Note Balance @ 05/15/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	257,000,000.00
Note Factor @ 06/16/14	100.0000000%

Class A-4
Note Balance @ 05/15/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	102,340,000.00
Note Factor @ 06/16/14	100.0000000%

Class B
Note Balance @ 05/15/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	17,810,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	480,246.20
Total Principal Paid	29,306,411.85
Total Paid	29,786,658.05

Class A-1
Coupon	0.20000%
Interest Paid	29,639.36
Principal Paid	29,306,411.85
Total Paid to A-1 Holders	29,336,051.21

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	0.00
Total Paid to A-2 Holders	92,091.67

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5655611
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.5126442
Total Distribution Amount	35.0782053

A-1 Interest Distribution Amount	0.1378575
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	136.3088923
Total A-1 Distribution Amount	136.4467498

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	132.83
Noteholders' Principal Distributable Amount	867.17

Account Balances	$ Amount

Advances
Balance as of 04/30/14	35,511.92
Balance as of 05/31/14	53,737.44
Change	18,225.52

Reserve Account
Balance as of 05/15/14	2,171,744.40
Investment Earnings	102.66
Investment Earnings Paid	(102.66)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40